UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Haverford Quality Growth Stock Fund

Semi-Annual Report April 30, 2023

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Form N-Q and N-PORT are available on the SEC’s website at http://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

Dear Fellow Shareholders,

We are pleased to provide the Semi-Annual Report for the Haverford Quality Growth Stock Fund (the “Fund”). This report contains information on the holdings of the Fund, along with Financial Highlights and Statements of Operations. During the six-month period, ending April 30, 2023, the Fund increased 6.03%, while the S&P 500 increased 8.63%. The Fund’s relative underperformance to the S&P 500 Index was driven by a combination of stock selection and sector allocation. The Fund’s underweight to the Communications Services and Information Technology sectors hurt relative performance while an underweight to the Energy sector helped. The Fund’s overweight to the Financials and Healthcare sectors detracted from relative performance, and other sectors had minimal impact on relative performance.

Stock selection within the Healthcare, Information Technology, and Consumer Staples sectors weighed on relative performance and more than offset a relative contribution from stocks in the Consumer Discretionary and Financials sectors. Stocks that weighed on relative performance included Dollar General, which declined 12.7%, CVS (-21.4%), United Healthcare (-10.8%), and Accenture (-5%). We continue to own these companies due to their attractive fundamentals, balance sheets, and prospects. Stocks that positively contributed to relative performance included Nike, which returned 37.5%, Starbucks (+33.4%), Mastercard (+16.2%), and Aon (+15.9%).

After a decline in the calendar year 2022, equity markets have delivered gains during the first four months of 2023 on increasing optimism regarding lower inflation and the impending end of the Federal Open Market Committee’s (Fed) interest rate hiking cycle. 2023’s constructive economic backdrop was tested in March due to a banking crisis brought on by the significant rate increases of the past year. As bank customers sought out higher interest on their deposits, banks including Silicon Valley Bank and Signature Bank faced runs and ultimately failed due to having a concentrated base of depositors coupled with significant losses on their investment portfolios. Much of the panic subsided as investors gained confidence that the banking crisis was concentrated among a handful of banks, the FDIC was prepared to step in to support the banking system, and depositors would be protected. Nevertheless, we anticipate increasing regulation for the industry and a tightening of credit conditions.

Tighter credit and lending standards are likely to exacerbate the slowing effects that higher rates will exert on the economic expansion, however, we remain optimistic a slowdown will be mild. Employment trends remain strong and we remain encouraged by several tailwinds to corporation earnings, including the easing of supply chains, healthy consumer spending, cost cutting, and the roll-back of COVID-19 restrictions in China.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

We believe the Fund is positioned well for a mixed economic outlook, given its focus on high quality, dividend paying companies that have competitive advantages and have weathered other challenging periods.

Sincerely,

Henry B. Smith

Head of Investment Strategy

Haverford Financial Services, Inc.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-301-7212 or visit our website at www.haverfordfunds.com.

Holdings subject to change. Current and future holdings subject to risk.

Definition of Comparative Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

The Index is unmanaged and does not include the effect of fees. One cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK‡ — 98.4%

	Shares	Value
CONSUMER DISCRETIONARY — 12.3%
Lowe’s	55,545	$11,543,917
NIKE, Cl B	63,145	8,001,735
Starbucks	66,500	7,600,285
TJX	122,695	9,670,820

		36,816,757

CONSUMER STAPLES — 14.7%
Coca-Cola	100,030	6,416,924
Costco Wholesale	24,440	12,298,697
Dollar General	49,820	11,033,137
PepsiCo	75,390	14,391,197

		44,139,955

ENERGY — 2.0%
Chevron	35,000	5,900,300

FINANCIALS — 12.1%
Aon PLC, Cl A	19,395	6,306,866
BlackRock, Cl A	16,240	10,900,288
JPMorgan Chase	74,305	10,271,923
S&P Global	24,015	8,707,359

		36,186,436

HEALTH CARE — 16.1%
CVS Health	128,200	9,398,342
Johnson & Johnson	55,340	9,059,158
Medtronic	109,215	9,933,104
Thermo Fisher Scientific	11,430	6,342,507

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK‡ — continued

	Shares	Value
HEALTH CARE — continued
UnitedHealth Group	27,575	$13,569,382

		48,302,493

INDUSTRIALS — 10.5%
Honeywell International	49,275	9,847,116
Raytheon Technologies	146,970	14,682,303
United Parcel Service, Cl B	38,780	6,973,032

		31,502,451

INFORMATION TECHNOLOGY — 25.9%
Accenture, Cl A	48,175	13,502,971
Apple	112,270	19,049,974
Mastercard, Cl A	40,535	15,404,516
Microsoft	50,000	15,363,000
Oracle	85,495	8,098,086
Texas Instruments	37,205	6,220,676

		77,639,223

MATERIALS — 4.8%
Air Products and Chemicals	24,860	7,317,789
DuPont de Nemours	100,700	7,020,804

		14,338,593

TOTAL COMMON STOCK (Cost $152,732,902)		294,826,208

CASH EQUIVALENT (A) — 1.4%

SEI Daily Income Trust, Government Fund, Institutional Class, 4.610% (Cost $4,232,143)	4,232,143	4,232,143

TOTAL INVESTMENTS — 99.8% (Cost $156,965,045)		$299,058,351

              Percentages are based on Net Assets of $299,553,531.

‡            Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)        The rate reported is the 7-day effective yield as of April 30, 2023.

Cl —     Class

PLC — Public Limited Company

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $156,965,045)	$299,058,351
Cash	331,873
Dividends Receivable	271,898
Receivable for Capital Shares Sold	124,797
Dividend Tax Reclaim Receivable	13,177
Prepaid Expenses	8,229

Total Assets	299,808,325

Liabilities:
Payable due to Adviser	145,799
Payable due to Administrator	28,410
Payable for Capital Shares Redeemed	24,366
Payable due to Trustees	7,772
Chief Compliance Officer Fees Payable	3,147
Other Accrued Expenses	45,300

Total Liabilities	254,794

Net Assets	$299,553,531

Net Assets Consist of:
Paid-in Capital	$151,027,787
Total Distributable Earnings	148,525,744

Net Assets	$299,553,531

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	13,236,996

Net Asset Value, Offering and Redemption Price Per Share	$22.63

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$2,567,263

Total Income	2,567,263

Expenses:
Investment Advisory Fees	873,786
Administration Fees	170,427
Trustees’ Fees	14,829
Chief Compliance Officer Fees	3,521
Transfer Agent Fees	41,882
Legal Fees	19,787
Audit Fees	12,178
Printing Fees	8,917
Registration and Filing Fees	6,227
Custodian Fees	5,763
Other Expenses	11,787

Total Expenses	1,169,104

Less:
Fees Paid Indirectly (Note 4)	(3,032)

Net Expenses	1,166,072

Net Investment Income	1,401,191

Net Realized Gain on Investments	6,276,325
Net Change in Unrealized Appreciation on Investments	9,503,407

Net Realized and Unrealized Gain on Investments	15,779,732

Net Increase in Net Assets Resulting from Operations	$17,180,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,401,191	$2,489,721
Net Realized Gain	6,276,325	13,279,296
Net Change in Unrealized Appreciation (Depreciation)	9,503,407	(44,656,684)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,180,923	(28,887,667)

Distribution of Income	(14,741,063)	(18,411,218)

Capital Share Transactions:
Issued	15,081,868	24,782,705
Reinvestment of Dividends and Distributions	11,865,546	14,795,604
Redeemed	(17,361,801)	(24,253,375)

Net Increase in Net Assets from Capital Share Transactions	9,585,613	15,324,934

Total Increase (Decrease) in Net Assets	12,025,473	(31,973,951)

Net Assets:
Beginning of Period/Year	287,528,058	319,502,009

End of Period/Year	$299,553,531	$287,528,058

Share Transactions:
Issued	675,866	1,047,147
Reinvestment of Dividends and Distributions	544,179	581,945
Redeemed	(781,825)	(1,026,046)

Net Increase in Shares Outstanding from Share Transactions	438,220	603,046

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023

FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year

			Year Ended October 31,
	Six Months Ended April 30, 2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period/Year	$22.47	$26.20	$18.98	$18.32	$17.33	$16.47

Income from Investment Operations:
Net Investment Income(1)	0.11	0.20	0.19	0.19	0.22	0.21
Net Realized and Unrealized Gain (Loss)	1.20	(2.43)	7.22	0.72	1.73	1.11

Total from Investment Operations	1.31	(2.23)	7.41	0.91	1.95	1.32

Dividends and Distributions:
Net Investment Income	(0.11)	(0.19)	(0.19)	(0.19)	(0.22)	(0.21)
Net Realized Gains	(1.04)	(1.31)	—	(0.06)	(0.74)	(0.25)

Total Dividends and Distributions	(1.15)	(1.50)	(0.19)	(0.25)	(0.96)	(0.46)

Net Asset Value, End of Period/Year	$22.63	$22.47	$26.20	$18.98	$18.32	$17.33

Total Return*	6.03%	(9.15)%	39.13%	5.04%	12.47%	8.10%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$299,554	$ 287,528	$319,502	$233,545	$222,968	$196,179
Ratio of Expenses to Average Net Assets (including fees paid indirectly)	0.80%†	0.80%	0.80%	0.81%	0.81%	0.82%
Ratio of Expenses to Average Net Assets (excluding fees paid indirectly)	0.80%†	0.80%	0.80%	0.81%	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets	0.96%†	0.83%	0.79%	1.03%	1.31%	1.24%
Portfolio Turnover Rate	8%††	12%	9%	15%	9%	21%

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized
††	Not Annualized
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund, a diversified fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that Haverford Financial Services, Inc. (the “Adviser”) believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 ACT.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

As of and during the six months ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund incurred $170,427 for these services.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2023, the Fund earned cash management credits of $3,032, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively “excluded expenses”)) for the Fund from exceeding 1.00% of the Fund’s average daily net assets until February 28, 2024. Refer to waiver of investment advisory fees on the Statement of Operations, if any, for fees waived for the six months ended April 30, 2023. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses (not including excluded expenses) and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2023, there were no previously waived and reimbursed fees subject to recapture.

6. Investment Transactions:

For the six months ended April 30, 2023, the Fund made purchases of $22,125,511 and sales of $22,762,114 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. During the year ended October 31, 2022, there were no permanent differences.

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2022	$ 2,432,231	$ 15,978,987	$ 18,411,218
2021	2,281,114	-	2,281,114

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$279,313
Undistributed Long-Term Capital Gain	13,279,097
Unrealized Appreciation	132,527,483
Other Temporary Differences	(9)

Total Distributable Earnings	$146,085,884

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2023, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$156,965,045	$142,813,199	$(719,893)	$142,093,306

8. Concentration of Risks:

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The Fund is subject to market risk in which the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that large-cap growth stocks may underperform other equity market segments or the equity market as a whole.

9. Concentration of Shareholders:

At April 30, 2023, 90% of total shares outstanding were held by two shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2023 (UNAUDITED)

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,060.30	0.80%	$4.09
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NOTES

NOTES

NOTES

Haverford Quality Growth Stock Fund

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121

866-301-7212

Adviser:

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-SA-001-1900

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger Treasurer, Controller, and CFO

Date: July 7, 2023